DEED OF CROSS GUARANTEE	12 Months Ended
Jun. 30, 2019
Disclosure Of Deed Of Cross Guarantee [Abstract]
Deed of Cross Guarantee
23.	DEED OF CROSS GUARANTEE
The following entities are party to a deed of cross guarantee under which each company guarantees the debts of the others:
Avita Medical Limited
C3 Operations Pty Ltd
Visiomed Group Pty Ltd
Infamed Pty Limited
By entering into the deed, the wholly owned entities have been relieved from the requirement to prepare a financial report and Directors’ Report under Australian Securities and Investments Commission (‘ASIC’) Corporations (Wholly owned Companies) Instrument 2016/785.
The above companies represent a ‘Closed Company’ for the purposes of the Class Order, and as there are no other parties to the Deed of Cross guarantee that are controlled by Avita Medical Limited, they also represent the ‘Extended Closed Company’.

Set out below is a consolidated statement of profit or loss and other comprehensive income and consolidated statement of financial position of the ‘Closed Company’.

	2019		2018		2017
Continuing operations
Sale of goods	A$	1,126,407	A$	709,907	A$	452,662
Other income		11,972		59,552		129,958

Total revenue and other income		1,138,379		769,459		582,620
Cost of sales		(511,345)		(331,244)		(243,708)

Gross profit		627,034		438,215		338,912

Other income		—		—		184,088
Operating costs
Sales and marketing expenses		(1,286,323)		(1,250,976)		(834,600)
Product development expenses		(352,186)		(43,048)		(2,365,647)
Corporate and administrative expenses		(5,480,845)		(4,660,971)		(3,085,503)
Impairment of inter-company loans		(40,806,526)		(21,368,073)		(5,983,551)
Finance costs		(8,558)		—		(41)

Total operating costs		(47,934,438)		(27,323,068)		(12,269,342)
Loss from continuing operations before income tax benefit		(47,307,404)		(26,884,853)		(11,746,342)
Income tax benefit		179,863		1,385,796		1,048,634

Total comprehensive loss for the period	A$	(47,127,541)	A$	(25,499,057)	A$	(10,697,708)

	2019		2018
Current assets
Cash and cash equivalents	A$	444,200	A$	1,779,019
Trade and other receivables		629,646		2,589,816
Prepayments and other assets		708,635		130,055
Inventories		56,422		132,414

Total current assets		1,838,903		4,631,304

Non-current assets
Plant and equipment		3,780		5,662
Patents-in-progress		320,676		—

Total non-current assets		324,456		5,662

TOTAL ASSETS	A$	2,163,359	A$	4,636,966

LIABILITIES
Current liabilities
Trade and other payables		916,619		477,366
Provisions		57,751		49,205

Total current liabilities		974,370		526,571

TOTAL LIABILITIES	A$	974,370	A$	526,571

NET ASSETS	A$	1,188,989	A$	4,110,395

EQUITY
Contributed equity		204,279,078		162,801,028
Accumulated losses		(210,313,036)		(163,194,156)
Reserves		7,222,947		4,503,523

TOTAL EQUITY	A$	1,188,989	A$	4,110,395